Shareholder Report	3 Months Ended	5 Months Ended	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type			N-CSR
Amendment Flag			false
Registrant Name			Texas Capital Funds Trust
Entity Central Index Key			0001972459
Entity Investment Company Type			N-1A
Document Period End Date			Dec. 31, 2024
C000252068
Shareholder Report [Line Items]
Fund Name	Texas Capital Government Money Market ETF
Trading Symbol	MMKT
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Texas Capital Government Money Market ETF (the "Fund") for the period of September 24, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/MMKT?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number	(844) 822-3837
Additional Information Website	https://www.texascapitalbank.com/etf-funds-management/MMKT?&
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market ETF	$5	0.20%Footnote Reference*

* Amount shown reflects the expenses of the Fund from September 24, 2024 to December 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.20%
AssetsNet	$ 42,563,500	$ 42,563,500	$ 42,563,500	$ 42,563,500
Holdings Count | Holding	26	26	26	26
Advisory Fees Paid, Amount	$ 20,926
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$42,563,500
Total Number of Portfolio Holdings	26
Total Advisory Fees Paid	$20,926

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo	10.0%
United States Treasury Floating Rate Note, 4.45%, 04/30/25	7.8%
United States Treasury Floating Rate Note, 4.40%, 07/31/25	7.3%
United States Treasury Bill, 3.68%, 01/09/25	5.3%
United States Treasury Bill, 4.11%, 03/06/25	5.2%
United States Treasury Bill, 4.11%, 04/01/25	5.2%
United States Treasury Bill, 4.10%, 03/20/25	4.8%
United States Treasury Bill, 4.10%, 06/20/25	4.7%
United States Treasury Bill, 4.13%, 02/13/25	4.7%
United States Treasury Bill, 4.17%, 04/03/25	4.6%

C000245603
Shareholder Report [Line Items]
Fund Name		Texas Capital Government Money Market Fund
Trading Symbol		TXGXX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about Texas Capital Government Money Market Fund (the "Fund") for the period of July 17, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txgxx?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number		(844) 822-3837
Additional Information Website		https://www.texascapitalbank.com/etf-funds-management/txgxx?&
Expenses [Text Block]

What were the Fund’s costs for the period since inception?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Government Money Market Fund	$12	0.25%Footnote Reference*

* Amount shown reflects the expenses of the Fund from July 17, 2024 to December 31, 2024. Expenses would be higher if the Fund had been in operations for the full year.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.25%
AssetsNet	$ 11,251,555	$ 11,251,555	$ 11,251,555	$ 11,251,555
Holdings Count | Holding	19	19	19	19
Advisory Fees Paid, Amount		$ 0
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$11,251,555
Total Number of Portfolio Holdings	19
Total Advisory Fees Paid	$0

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.8%
U.S. Government & Agencies	8.8%
Repurchase Agreements	27.6%
U.S. Treasury Obligations	61.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mirae Asset Securities Repo	27.6%
United States Treasury Bill, 4.09%, 06/20/25	6.5%
United States Treasury Bill, 4.06%, 02/04/25	4.9%
United States Treasury Floating Rate Note, 4.48%, 01/31/25	4.4%
United States Treasury Floating Rate Note, 4.45%, 04/30/25	4.4%
United States Treasury Bill, 3.86%, 01/14/25	4.4%
Federal Home Loan Bank Discount Notes, 4.41%, 01/21/25	4.4%
United States Treasury Bill, 4.12%, 02/25/25	4.4%
United States Treasury Bill, 4.12%, 03/20/25	4.4%
United States Treasury Bill, 4.10%, 03/18/25	4.4%

C000243202
Shareholder Report [Line Items]
Fund Name			Texas Capital Texas Equity Index ETF
Trading Symbol			TXS
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Texas Capital Texas Equity Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txs?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number			(844) 822-3837
Additional Information Website			https://www.texascapitalbank.com/etf-funds-management/txs?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Equity Index ETF	$55	0.49%

Expenses Paid, Amount			$ 55
Expense Ratio, Percent			0.49%
Performance Inception Date				Jul. 12, 2023
AssetsNet	$ 29,062,268	$ 29,062,268	$ 29,062,268	$ 29,062,268
Holdings Count | Holding	211	211	211	211
Advisory Fees Paid, Amount			$ 116,887
InvestmentCompanyPortfolioTurnover			3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$29,062,268
Total Number of Portfolio Holdings	211
Total Advisory Fees Paid	$116,887
Portfolio Turnover Rate	3%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Money Market Funds	0.2%
Materials	0.4%
Communications	1.4%
Utilities	1.7%
Consumer Staples	2.4%
Financials	6.2%
Technology	9.6%
Health Care	9.8%
Real Estate	12.1%
Industrials	12.3%
Energy	19.3%
Consumer Discretionary	21.4%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Tesla, Inc.	6.0%
Tenet Healthcare Corp.	4.3%
Crowdstrike Holdings, Inc.	4.2%
Digital Realty Trust, Inc.	4.1%
McKesson Corp.	3.6%
Waste Management, Inc.	3.6%
GameStop Corp., Class A	3.5%
Charles Schwab Corp. (The)	3.4%
Crown Castle International Corp.	2.7%
CBRE Group, Inc., Class A	2.6%

C000247107
Shareholder Report [Line Items]
Fund Name			Texas Capital Texas Oil Index ETF
Trading Symbol			OILT
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Texas Capital Texas Oil Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/oilt?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number			(844) 822-3837
Additional Information Website			https://www.texascapitalbank.com/etf-funds-management/oilt?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Oil Index ETF	$35	0.35%

Expenses Paid, Amount			$ 35
Expense Ratio, Percent			0.35%
Performance Inception Date				Dec. 20, 2023
AssetsNet	$ 12,854,250	$ 12,854,250	$ 12,854,250	$ 12,854,250
Holdings Count | Holding	29	29	29	29
Advisory Fees Paid, Amount			$ 43,677
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$12,854,250
Total Number of Portfolio Holdings	29
Total Advisory Fees Paid	$43,677
Portfolio Turnover Rate	13%

Holdings [Text Block]

Industry Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.2%
Oil, Gas & Consumable Fuels	4.4%
Gas & Water Utilities	4.8%
Oil & Gas Producers	90.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Occidental Petroleum Corp.	8.5%
Diamondback Energy, Inc.	8.3%
ConocoPhillips	8.1%
Exxon Mobil Corp.	8.0%
EOG Resources, Inc.	7.4%
APA Corp.	4.9%
Ovintiv, Inc.	4.6%
Chevron Corp.	4.4%
Devon Energy Corp.	4.3%
Vital Energy, Inc.	4.3%

C000247108
Shareholder Report [Line Items]
Fund Name			Texas Capital Texas Small Cap Equity Index ETF
Trading Symbol			TXSS
Security Exchange Name			NASDAQ
Annual or Semi-Annual Statement [Text Block]			This annual shareholder report contains important information about Texas Capital Texas Small Cap Equity Index ETF (the "Fund") for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual			Annual Shareholder Report
Additional Information [Text Block]			You can find additional information about the Fund at https://www.texascapitalbank.com/etf-funds-management/txss?&. You can also request this information by contacting us at (844) 822-3837.
Additional Information Phone Number			(844) 822-3837
Additional Information Website			https://www.texascapitalbank.com/etf-funds-management/txss?&
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Texas Capital Texas Small Cap Equity Index ETF	$51	0.49%

Expenses Paid, Amount			$ 51
Expense Ratio, Percent			0.49%
Performance Inception Date				Dec. 20, 2023
AssetsNet	$ 13,708,103	$ 13,708,103	$ 13,708,103	$ 13,708,103
Holdings Count | Holding	167	167	167	167
Advisory Fees Paid, Amount			$ 59,679
InvestmentCompanyPortfolioTurnover			13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$13,708,103
Total Number of Portfolio Holdings	167
Total Advisory Fees Paid	$59,679
Portfolio Turnover Rate	13%

Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.2%
Utilities	0.1%
Money Market Funds	0.2%
Materials	1.6%
Communications	2.1%
Consumer Staples	3.0%
Financials	6.0%
Technology	7.9%
Health Care	10.6%
Real Estate	12.8%
Industrials	14.1%
Consumer Discretionary	15.5%
Energy	20.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Howard Hughes Holdings, Inc.	6.6%
Brinker International, Inc.	3.1%
Kinetik Holdings, Inc.	3.0%
Addus HomeCare Corp.	2.9%
Insperity, Inc.	2.8%
AMN Healthcare Services, Inc.	2.7%
Group 1 Automotive, Inc.	2.7%
DNOW, Inc.	2.3%
Omnicell, Inc.	2.1%
Vital Farms, Inc.	2.0%